Report of Directors Financial Review Risk Report - Loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,694,960	$ 2,497,173
Personal lending | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	4,902	11,470
Personal lending | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	37	125
Personal lending | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	4,694	11,142
Personal lending | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 404,124	$ 369,215
Expected credit loss rate	0.10%	0.10%
Personal lending | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 204,287	$ 182,585
Expected credit loss rate	0.10%	0.10%
Personal lending | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 104,469	$ 96,645
Expected credit loss rate	0.00%	0.00%
Personal lending | Partially collateralised | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,159	$ 12,273
Expected credit loss rate	0.90%	0.40%
Personal lending | Partially collateralised | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 166
Expected credit loss rate	3.80%	0.90%
Personal lending | Partially collateralised | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,886	$ 11,861
Expected credit loss rate	0.00%	0.00%
Personal lending | – less than 50% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 169,586	$ 160,645
Expected credit loss rate	0.10%	0.10%
Personal lending | – less than 50% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 85,540	$ 79,887
Expected credit loss rate	0.10%	0.10%
Personal lending | – less than 50% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41,363	$ 39,345
Expected credit loss rate	0.00%	0.00%
Personal lending | – 51% to 70% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 131,439	$ 124,168
Expected credit loss rate	0.10%	0.10%
Personal lending | – 51% to 70% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 66,042	$ 61,036
Expected credit loss rate	0.10%	0.10%
Personal lending | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31,401	$ 30,346
Expected credit loss rate	0.00%	0.00%
Personal lending | – 71% to 80% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48,367	$ 42,656
Expected credit loss rate	0.10%	0.10%
Personal lending | – 71% to 80% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,548	$ 23,039
Expected credit loss rate	0.10%	0.10%
Personal lending | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,798	$ 6,841
Expected credit loss rate	0.00%	0.00%
Personal lending | – 81% to 90% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,553	$ 26,909
Expected credit loss rate	0.10%	0.10%
Personal lending | – 81% to 90% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,812	$ 16,927
Expected credit loss rate	0.10%	0.10%
Personal lending | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,050	$ 7,653
Expected credit loss rate	0.00%	0.00%
Personal lending | – 91% to 100% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,179	$ 14,837
Expected credit loss rate	0.10%	0.10%
Personal lending | – 91% to 100% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,345	$ 1,696
Expected credit loss rate	0.10%	0.10%
Personal lending | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,857	$ 12,460
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	$ 4,707	$ 11,274
Personal lending | Financial instruments not credit-impaired | – stage 1 | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	29	109
Personal lending | Financial instruments not credit-impaired | – stage 1 | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	4,593	11,034
Personal lending | Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 383,401	$ 332,641
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 190,214	$ 151,264
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 102,801	$ 95,751
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | Partially collateralised | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,924	$ 12,031
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | Partially collateralised | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 58	$ 146
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | Partially collateralised | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,781	$ 11,744
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 159,089	$ 141,331
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77,859	$ 62,753
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,518	$ 38,894
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 125,204	$ 111,963
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,605	$ 50,374
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31,015	$ 30,088
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,175	$ 39,374
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,237	$ 20,552
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,698	$ 6,783
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 37,415	$ 25,514
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,218	$ 15,965
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,906	$ 7,602
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,518	$ 14,459
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,295	$ 1,620
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,664	$ 12,384
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	$ 129	$ 126
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	1	12
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	85	96
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,150	$ 34,203
Expected credit loss rate	0.60%	0.40%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,257	$ 30,574
Expected credit loss rate	0.30%	0.20%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,503	$ 756
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 138	$ 139
Expected credit loss rate	2.20%	3.20%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 15
Expected credit loss rate	0.60%	1.00%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87	$ 103
Expected credit loss rate	0.20%	0.20%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,161	$ 18,076
Expected credit loss rate	0.40%	0.20%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,260	$ 16,689
Expected credit loss rate	0.10%	0.10%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 762	$ 372
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,484	$ 11,507
Expected credit loss rate	0.60%	0.40%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,183	$ 10,456
Expected credit loss rate	0.30%	0.20%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 345	$ 227
Expected credit loss rate	0.00%	0.00%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,934	$ 3,040
Expected credit loss rate	0.70%	0.70%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,226	$ 2,423
Expected credit loss rate	0.50%	0.40%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83	$ 47
Expected credit loss rate	0.10%	0.00%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 971	$ 1,264
Expected credit loss rate	0.90%	0.90%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 548	$ 939
Expected credit loss rate	0.70%	0.60%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 132	$ 42
Expected credit loss rate	0.20%	0.20%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 600	$ 316
Expected credit loss rate	1.50%	1.80%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40	$ 67
Expected credit loss rate	1.00%	0.70%
Personal lending | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 181	$ 68
Expected credit loss rate	0.20%	0.10%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	$ 66	$ 70
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	7	4
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Collateral value	16	12
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,573	$ 2,371
Expected credit loss rate	10.50%	10.00%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 816	$ 747
Expected credit loss rate	9.70%	8.50%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 165	$ 138
Expected credit loss rate	0.70%	1.30%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97	$ 103
Expected credit loss rate	44.30%	46.20%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8	$ 5
Expected credit loss rate	32.50%	27.70%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18	$ 14
Expected credit loss rate	8.30%	19.10%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,336	$ 1,238
Expected credit loss rate	8.30%	7.60%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 421	$ 445
Expected credit loss rate	8.20%	6.90%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83	$ 79
Expected credit loss rate	0.20%	0.40%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 751	$ 698
Expected credit loss rate	11.20%	11.20%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 254	$ 206
Expected credit loss rate	8.70%	9.70%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41	$ 31
Expected credit loss rate	0.50%	0.40%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 258	$ 242
Expected credit loss rate	13.80%	13.10%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 85	$ 64
Expected credit loss rate	14.00%	12.10%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 11
Expected credit loss rate	1.80%	5.10%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 167	$ 131
Expected credit loss rate	15.90%	15.00%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46	$ 23
Expected credit loss rate	16.10%	13.00%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12	$ 9
Expected credit loss rate	0.80%	1.10%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 62
Expected credit loss rate	20.20%	22.40%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | UK | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 9
Expected credit loss rate	27.00%	16.70%
Personal lending | Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong | Loans And Advances To Customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12	$ 8
Expected credit loss rate	2.50%	8.80%
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
Expected credit loss rate	17.60%	16.00%
Wholesale | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 3,370	$ 2,311
Wholesale | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 1,562	$ 741
Wholesale | Hong Kong | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
Expected credit loss rate	37.00%	31.20%
Wholesale | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 897	$ 560
Wholesale | Fully collateralised by LTV ratio | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,402	$ 54,253
Expected credit loss rate	2.40%	1.20%
Wholesale | Fully collateralised by LTV ratio | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,441	$ 12,638
Expected credit loss rate	1.00%	0.60%
Wholesale | Fully collateralised by LTV ratio | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,024	$ 27,287
Expected credit loss rate	2.90%	1.20%
Wholesale | Partially collateralised | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,158	$ 3,696
Expected credit loss rate	8.70%	5.80%
Wholesale | Partially collateralised | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,354	$ 1,233
Expected credit loss rate	1.90%	5.30%
Wholesale | Partially collateralised | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,349	$ 827
Expected credit loss rate	29.00%	12.90%
Wholesale | – less than 50% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,673	$ 28,089
Expected credit loss rate	1.70%	0.90%
Wholesale | – less than 50% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,072	$ 3,824
Expected credit loss rate	0.60%	0.80%
Wholesale | – less than 50% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,997	$ 18,626
Expected credit loss rate	1.80%	0.70%
Wholesale | – 91% to 100% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,834	$ 3,643
Expected credit loss rate	4.60%	1.80%
Wholesale | – 91% to 100% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 548	$ 921
Expected credit loss rate	0.40%	0.30%
Wholesale | – 91% to 100% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 842	$ 785
Expected credit loss rate	13.40%	0.60%
Wholesale | Financial instruments not credit-impaired | – stage 1 | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 2,317	$ 1,255
Wholesale | Financial instruments not credit-impaired | – stage 1 | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	1,381	296
Wholesale | Financial instruments not credit-impaired | – stage 1 | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	149	119
Wholesale | Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,814	$ 37,090
Expected credit loss rate	0.10%	0.10%
Wholesale | Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,426	$ 9,139
Expected credit loss rate	0.20%	0.20%
Wholesale | Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,588	$ 17,115
Expected credit loss rate	0.10%	0.10%
Wholesale | Financial instruments not credit-impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,635	$ 2,119
Expected credit loss rate	0.10%	0.20%
Wholesale | Financial instruments not credit-impaired | – stage 1 | Partially collateralised | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,111	$ 503
Expected credit loss rate	0.10%	0.20%
Wholesale | Financial instruments not credit-impaired | – stage 1 | Partially collateralised | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 198	$ 185
Expected credit loss rate	0.00%	0.00%
Wholesale | Financial instruments not credit-impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,415	$ 20,522
Expected credit loss rate	0.10%	0.10%
Wholesale | Financial instruments not credit-impaired | – stage 1 | – less than 50% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,606	$ 2,903
Expected credit loss rate	0.20%	0.20%
Wholesale | Financial instruments not credit-impaired | – stage 1 | – less than 50% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,008	$ 12,935
Expected credit loss rate	0.10%	0.10%
Wholesale | Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,999	$ 2,622
Expected credit loss rate	0.10%	0.20%
Wholesale | Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 537	$ 861
Expected credit loss rate	0.20%	0.10%
Wholesale | Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354	$ 310
Expected credit loss rate	0.00%	0.00%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 240	$ 457
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	109	350
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	11	41
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,633	$ 11,909
Expected credit loss rate	1.70%	1.70%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,661	$ 3,194
Expected credit loss rate	2.60%	1.10%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,969	$ 6,045
Expected credit loss rate	0.80%	1.40%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 350	$ 698
Expected credit loss rate	3.10%	2.80%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 115	$ 565
Expected credit loss rate	0.90%	2.90%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110	$ 62
Expected credit loss rate	0.30%	1.90%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,682	$ 5,154
Expected credit loss rate	1.40%	1.70%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 430	$ 761
Expected credit loss rate	1.40%	1.50%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,705	$ 3,589
Expected credit loss rate	0.90%	1.30%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 266	$ 638
Expected credit loss rate	2.30%	2.30%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 8
Expected credit loss rate	5.10%	7.70%
Wholesale | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43	$ 347
Expected credit loss rate	2.30%	0.50%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	$ 780	$ 570
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	42	69
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Collateral value	734	397
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,942	$ 5,254
Expected credit loss rate	13.30%	7.80%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354	$ 305
Expected credit loss rate	21.80%	8.20%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,467	$ 4,127
Expected credit loss rate	10.60%	5.80%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,093	$ 815
Expected credit loss rate	35.40%	19.70%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 67	$ 119
Expected credit loss rate	17.90%	21.10%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,022	$ 562
Expected credit loss rate	36.70%	17.60%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,563	$ 2,413
Expected credit loss rate	11.00%	5.70%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36	$ 160
Expected credit loss rate	38.90%	8.00%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,284	$ 2,102
Expected credit loss rate	8.20%	3.80%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 569	$ 383
Expected credit loss rate	21.60%	12.30%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | UK | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 52
Expected credit loss rate	61.20%	2.70%
Wholesale | Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Hong Kong | Loans and advances to customers and banks | Commercial real estate loans and advances including loan commitments | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 445	$ 128
Expected credit loss rate	25.20%	2.40%